Cover	May 01, 2026
Cover [Abstract]
Entity Registrant Name	BIRCHTECH CORP.
Entity Central Index Key	0000728385
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 01, 2026
Entity File Number	000-33067
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0398271
Entity Address Address Line 1	1810 Jester Drive
Entity Address City Or Town	Corsicana
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75109
City Area Code	614
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	505-6115
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BCHT
Security Exchange Name	NYSE